Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Stockholders' Equity
Schedule of shares repurchased and retired

	2011	2010	2009
	(Amounts in Millions, Except Per Share Amounts)
Total cost of repurchased and retired shares	$5,455	$5,179	$1,696
Average price per share	45.78	38.20	23.79
Number of shares repurchased and retired	119	136	71

Schedule of comprehensive income

	2011			2010			2009
	Pre-tax Amount	Tax (Benefit) Expense	Net Amount	Pre-tax Amount	Tax (Benefit) Expense	Net Amount	Pre-tax Amount	Tax (Benefit) Expense	Net Amount
	(Dollars in Millions)
Amortization of amounts resulting from changes in defined benefit plan experience and actuarial assumptions	$(49)	$(19)	$(30)	$13	$5	$8	$(3)	$(1)	$(2)
Amortization of amounts resulting from changes in defined benefit plan provisions	2	1	1	—	—	—	—	—	—
Cumulative effect of change in functional currency at Sky Brasil	—	—	—	—	—	—	(181)	(69)	(112)
Foreign currency translation activity during the period	(153)	(59)	(94)	32	12	20	290	111	179
Unrealized holding gains (losses) on securities	(10)	(4)	(6)	6	2	4	11	4	7
Less: reclassification adjustment for net gains recognized during period	—	—	—	(5)	(2)	(3)	—	—	—

Schedule of the components of accumulated other comprehensive loss

	2011	2010
	(Dollars in Millions)
Unamortized net amount resulting from changes in defined benefit plan experience and actuarial assumptions, net of tax	$(149)	$(119)
Unamortized amount resulting from changes in defined benefit plan provisions, net of tax	(2)	(3)
Accumulated unrealized gains on securities, net of tax	3	9
Accumulated foreign currency translation adjustments	(8)	86
Total accumulated other comprehensive loss	$(156)	$(27)